SHORT-TERM INVESTMENTS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
SHORT-TERM INVESTMENTS.
Bank time deposits	¥ 14,874,498		¥ 7,690,166
Wealth management products	20,474,093		26,415,902
Held-to-maturity debt investments	5,417,761		151,890
Available-for-sale debt investments	551,348		0
Total	¥ 41,317,700	$ 5,660,502	¥ 34,257,958